UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund® Semi-annual report for the six months ended May 31, 2014

Capital World Growth and Income Fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	16.33%	12.86%	8.69%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.80% for Class A shares as of the prospectus dated February 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2014, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.69%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The broad rally in global stock markets continued through the first half of the fiscal year, despite political unrest in a number of developing nations and mixed economic data in the U.S., Japan and China.

For the six months ended May 31, 2014, Capital World Growth and Income Fund produced a solid 7.46% total return, assuming reinvestment of quarterly dividends totaling 42 cents a share. Dividend payments include a special dividend of 13 cents paid in December 2013.

The fund outpaced its primary benchmark, the unmanaged MSCI All Country World Index (ACWI),* which recorded a 6.02% total return. The fund’s peer group, as measured by the Lipper Global Funds Index, returned 6.19%. As you can see in the table below, the fund has fared better than both benchmarks over longer time frames.

Strength in the developed world

On the whole, global equities ended the period with strong gains, driven largely by positive signs in a number of the world’s advanced markets.† European shares rose, supported by modest economic growth across the euro zone and a wave of mergers and acquisitions. Mounting concerns about Japan-style deflation prompted European Central Bank (ECB) officials to declare in May that further economic stimulus might be forthcoming. After the close of the fiscal period, the ECB instituted a number of new stimulus measures, including a negative interest rate for its overnight depositors and special funding arrangements, known as TLTRO (targeted long-term refinancing operation), that would benefit banks in peripheral countries, among others.

†	Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes.

Results at a glance

For periods ended May 31, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	7.46%	19.68%	13.85%	9.43%	11.45%
MSCI ACWI*	6.02	17.15	13.73	7.47	7.60
Lipper Global Funds Index	6.19	18.26	13.56	7.43	7.76

*	Results for MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization weighted index that is designed to measure results of more than 40 developed and emerging equity markets. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Capital World Growth and Income Fund	1

Italy (+15.96%), Spain (+12.99%) and Ireland (+9.72%), among Europe’s weaker economies, advanced amid signs of improving conditions. France and Germany, the euro zone’s two largest economies, rose 7.95% and 4.82%, respectively.

Solid corporate earnings and investor optimism helped lift U.S. equities. In the first quarter of 2014, the U.S. economy experienced its first contraction in three years, as harsh winter weather slowed construction activity and retail sales. Nevertheless, the Federal Reserve in April said it would continue to reduce its bond purchase program, signaling confidence in the recovery. What’s more, employment figures in April exceeded expectations. U.S. stocks finished the period with four straight months of gains, reaching fresh all-time highs in May.

Japan shares slip

While developed markets generally rose, Japan proved to be an exception. After climbing sharply in 2013, Japanese stocks declined through much of the fiscal period, hurt in part by a slowing Chinese economy, a strengthening yen and worries over the potential impact of a sales tax increase that took effect in April. Stock prices rebounded in May, however, amid signs that the tax hike might not be as detrimental as feared. Overall, the Japanese equity market slid -3.56% for the six months on a dollar-adjusted basis. Prime Minister Shinzo Abe continues to pursue reforms to bolster the Japanese economy over the long term.

Volatility in emerging markets

Developing markets were mixed as political conflicts, economic malaise in China and reduced liquidity in the U.S. weighed on certain countries. China’s stock market fell -7.02% as growth decelerated in the first quarter and investors became increasingly concerned about the health of the country’s banking system and property market. Russian shares dropped -8.72% as political tensions with Ukraine mounted. However, there were some bright spots. India rose 21.08% as investors welcomed the election of reform-minded Narendra Modi. Indonesian stocks advanced 21.98% amid investor optimism over an improving trade surplus and the implementation of reforms.

All 10 sectors comprising the MSCI ACWI registered positive results. Utilities (+12.31%) led the way as lower interest rates in a number of markets spurred interest in dividend-paying stocks. Energy stocks climbed 9.74% on fears of a possible gas shortage if the Ukraine crisis deepens.

Sizable holdings in health care support results

While macroeconomic factors offer valuable context, stock selection plays a primary role in the fund’s results. The fund’s investments in health care companies, which include some of its largest positions, were among the strongest contributors.

2	Capital World Growth and Income Fund

Where the fund’s assets were invested

Percent of net assets by country as of May 31, 2014

	Capital World Growth and Income Fund	MSCI All Country World Index*

The Americas	40.1%	54.8%
United States	39.5	49.0
Other Americas	0.6	5.8

Europe	37.5	25.8
United Kingdom	13.2	7.9
Switzerland	6.1	3.4
France	5.0	3.8
Germany	5.0	3.4
Sweden	2.2	1.2
Finland	1.5	0.3
Other Europe	4.5	5.8

Asia/Pacific	14.9	18.4
Hong Kong	3.4	1.0
Japan	2.9	7.2
China	2.1	2.0
South Korea	1.6	1.7
Thailand	1.3	0.2
Other Asia/Pacific	3.6	6.3

Other	1.0	1.0

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.5	—

Total	100.0%	100.0%

*	The MSCI All Country World Index is weighted by market capitalization.

Capital World Growth and Income Fund	3

Top holding Novartis rose 13.44% following its announcement of a stop to pivotal trials for a blood pressure drug that it found benefits patients with chronic heart failure. Other health care holdings that outpaced the broader market include AbbVie (+12.14%), Gilead Sciences (+8.56%) and Bayer (+8.41%). U.S. biotechnology firm Amgen (+1.67%), the fund’s second-largest holding, advanced slightly but lagged the market overall.

Investments in utilities also delivered excellent results. National Grid climbed 17.6% on healthy profits and said it would boost its full-year dividend payment. U.S. nuclear power plant operator Exelon (+36.86%) and Portuguese utility EDP (+25.02%) also notched substantial gains.

The industrials sector proved to be another area of strength, as several of the fund’s holdings benefitted from global economic expansion and an increase in corporate spending. U.S. firms General Dynamics (+28.87%) and United Continental (+13.04%), French construction company VINCI (+15.13%) and Hong Kong-based conglomerate Jardine Matheson (+21.73%) all exceeded the MSCI ACWI.

Telecommunications holdings lag

As a group, the fund’s telecommunications holdings trailed the broader market. Japan-based SoftBank (-10.86%), which took a controlling interest in U.S. carrier Sprint in 2013, reported that profits would drop this year.

Largest equity holdings

(as of May 31, 2014)

Company	Country	Percent of net assets	6-month return

Novartis	Switzerland	2.95%	13.44%
Amgen	United States	2.62	1.67
Gilead Sciences	United States	2.07	8.56
Bayer	Germany	2.03	8.41
Altria	United States	1.95	12.39
BP	United Kingdom	1.83	6.87
Verizon	United States	1.66	0.69
Philip Morris International	United States	1.64	3.51
Google*	United States	1.32	7.80
Samsung Electronics	South Korea	1.29	0.19

*	Six-month return for Google represents Class A shares only.

4	Capital World Growth and Income Fund

Elsewhere in the portfolio, Amazon (-20.60%), HSBC Holdings (-5.57%) and General Motors (-10.72%) all declined. In recent months, GM has recalled more than 8.4 million cars worldwide for defects.

A look ahead

The overall global economic picture continues to improve, but a number of challenges remain. Europe appears to have stabilized but unemployment remains high and growth is tepid. We continue to watch closely as the ECB completes asset quality reviews and stress testing of major European banks.

The near-term outlook for emerging markets remains mixed. As China’s leaders work toward a more consumption-driven economy, we expect growth there to decelerate further. While we remain guardedly optimistic about the country’s prospects over the longer term, it continues to face a number of headwinds. Political events in other developing nations could fuel further market turbulence in the short term. Among these are the government standoff in Thailand, presidential elections in Indonesia, ongoing uncertainties in Ukraine, and the effect of sectarian conflict in Iraq on oil prices and supply over the long term.

There has been some positive news — most notably India’s election of Modi, who will pursue policies to open India to foreign investments and seek to streamline infrastructure improvements.

Regardless of the macroeconomic backdrop, we will continue to seek out and comprehensively research attractively valued investment opportunities with the potential to contribute to the fund’s objectives.

We thank you for your commitment to Capital World Growth and Income Fund.

Cordially,

Michael J. Thawley	Mark E. Denning
Vice Chairman of the Board	President

July 11, 2014

For current information about the fund, visit americanfunds.com.

Capital World Growth and Income Fund	5

Summary investment portfolio May 31, 2014	unaudited

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	39.5%
Euro zone*	15.3
United Kingdom	13.2
Switzerland	6.1
Hong Kong	3.4
Japan	2.9
Sweden	2.2
China	2.1
South Korea	1.6
Thailand	1.3
Other countries	5.9
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.5
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

6	Capital World Growth and Income Fund

Common stocks 93.33%	Shares	Value (000)	Percent of net assets
Health care 16.50%
Novartis AG	29,311,025	$2,628,337	2.95%
Amgen Inc.	20,084,932	2,329,651	2.62
Gilead Sciences, Inc.[1]	22,733,525	1,846,190	2.07
Bayer AG	12,457,929	1,801,793	2.03
AbbVie Inc.	20,085,700	1,091,256	1.23
St. Jude Medical, Inc.	8,586,800	557,283	.63
Teva Pharmaceutical Industries Ltd. (ADR)	10,457,486	527,999	.59
Thermo Fisher Scientific Inc.	4,333,200	506,594	.57
Other securities		3,388,488	3.81
		14,677,591	16.50

Financials 14.63%
Prudential PLC	42,379,500	984,211	1.11
HSBC Holdings PLC (Hong Kong)	49,862,976	525,774
HSBC Holdings PLC (United Kingdom)	30,718,231	323,974	.96
UBS AG	41,262,786	828,481	.93
Barclays PLC	182,887,500	757,193	.85
Société Générale	12,791,989	736,992	.83
AIA Group Ltd.	117,195,396	587,266	.66
Link Real Estate Investment Trust	109,299,002	582,236	.65
Aviva PLC	62,639,200	550,178	.62
Other securities		7,133,348	8.02
		13,009,653	14.63

Industrials 11.36%
ASSA ABLOY AB, Class B	16,312,507	823,669	.93
VINCI SA	10,913,941	807,840	.91
Lockheed Martin Corp.	3,988,400	652,702	.73
Schneider Electric SA	6,086,719	573,164	.65
General Dynamics Corp.	4,677,300	552,483	.62
Other securities		6,690,918	7.52
		10,100,776	11.36

Consumer discretionary 10.35%
DIRECTV[1]	9,872,686	813,904	.92
Amazon.com, Inc.[1]	2,538,400	793,377	.89
Kingfisher PLC	84,568,999	555,678	.62
Volkswagen AG, nonvoting preferred	2,051,602	545,345	.61
Home Depot, Inc.	6,627,800	531,748	.60
General Motors Co.	14,652,347	506,678	.57
Other securities		5,457,098	6.14
		9,203,828	10.35

Capital World Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Information technology 9.23%
Google Inc., Class A1	1,037,629	$593,161
Google Inc., Class C1	1,037,629	582,089	1.32%
Samsung Electronics Co. Ltd.	812,850	1,149,718	1.29
Oracle Corp.	20,422,000	858,132	.97
Texas Instruments Inc.	16,070,000	754,969	.85
Motorola Solutions, Inc.	7,780,062	524,532	.59
Other securities		3,745,626	4.21
		8,208,227	9.23
Consumer staples 7.18%
Altria Group, Inc.	41,743,300	1,734,852	1.95
Philip Morris International Inc.	16,440,200	1,455,615	1.64
Nestlé SA	8,454,443	663,232	.74
Other securities		2,531,683	2.85
		6,385,382	7.18

Energy 6.11%
BP PLC	193,063,649	1,627,775	1.83
Royal Dutch Shell PLC, Class A	10,010,000	393,462
Royal Dutch Shell PLC, Class B	9,203,685	375,653
Royal Dutch Shell PLC, Class A (ADR)	897,500	70,543	1.05
Royal Dutch Shell PLC, Class A (EUR denominated)	1,686,000	66,294
Royal Dutch Shell PLC, Class B (ADR)	344,800	28,218
Eni SpA	22,965,300	585,093
Eni SpA (ADR)	253,148	12,867	.67
Other securities		2,279,329	2.56
		5,439,234	6.11

Telecommunication services 5.34%
Verizon Communications Inc.	29,517,339	1,474,686	1.66
SoftBank Corp.	8,127,700	586,424	.66
TeliaSonera AB	74,332,564	550,608	.62
CenturyLink, Inc.	13,456,000	506,888	.57
Other securities		1,627,283	1.83
		4,745,889	5.34

Utilities 4.41%
National Grid PLC	70,136,919	1,046,315	1.18
Fortum Oyj	32,911,777	802,611	.90
Other securities		2,073,960	2.33
		3,922,886	4.41

Materials 3.31%
BASF SE	4,610,000	530,820	.60
Other securities		2,414,883	2.71
		2,945,703	3.31

8	Capital World Growth and Income Fund

	Value (000)	Percent of net assets
Miscellaneous 4.91%
Other common stocks in initial period of acquisition	$4,367,960	4.91%

Total common stocks (cost: $59,193,383,000)	83,007,129	93.33

Preferred securities 0.00%
Financials 0.00%
Other securities	3,352	.00

Total preferred securities (cost: $3,050,000)	3,352	.00

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition	1,020	.00

Total rights & warrants (cost: $0)	1,020	.00

Convertible securities 0.13%
Other 0.13%
Other securities	115,878	.13

Total convertible securities (cost: $90,281,000)	115,878	.13

Bonds, notes & other debt instruments 0.93%	Principal amount (000)
Corporate bonds & notes 0.64%
Energy 0.05%
BP Capital Markets PLC 3.875% 2015	$7,320	7,522	.01
Other securities		42,441	.04
		49,963	.05
Other corporate bonds & notes 0.59%
Other securities		523,311	.59

Total corporate bonds & notes		573,274	.64

Other bonds & notes 0.29%
Other securities		256,664	.29

Total bonds, notes & other debt instruments (cost: $720,852,000)		829,938	.93

Capital World Growth and Income Fund	9

Short-term securities 4.99%	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.055%–0.15% due 7/2–10/27/2014	$935,103	$934,998	1.05%
Freddie Mac 0.05%–0.15% due 6/2/2014–1/16/2015	879,800	879,615	.99
Federal Home Loan Bank 0.045%–0.18% due 6/4/2014–1/30/2015	864,734	864,607	.97
Other securities		1,754,066	1.98

Total short-term securities (cost: $4,432,924,000)		4,433,286	4.99

Total investment securities (cost: $64,440,490,000)		88,390,603	99.38
Other assets less liabilities		548,992	.62

Net assets		$88,939,595	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,436,017,000, which represented 1.61% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes a portion of a security which was pledged as collateral. The total value of pledged collateral was $588,000, which represented less than .01% of the net assets of the fund.

10	Capital World Growth and Income Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $625,363,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 5/31/2014 (000)
Sales:
Australian dollars	6/5/2014	UBS AG	$17,594	A$19,000	$ (80)
Australian dollars	7/11/2014	Barclays Bank PLC	$75,971	A$82,000	(115)
Euros	6/16/2014	Bank of America, N.A.	$116,134	€84,800	543
Japanese yen	6/30/2014	Bank of America, N.A.	$56,019	¥5,700,000	16
Japanese yen	7/14/2014	Bank of New York Mellon	$100,664	¥10,242,554	20
Swiss francs	7/14/2014	Citibank	$159,520	CHF142,650	148
					$ 532

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of Affiliates at 5/31/2014 (000)
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	$4,314	$250,963
Qantas Airways Ltd.[1]	125,158,600	—	—	125,158,600	—	163,653
					$4,314	$414,616

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

CHF = Swiss francs

EUR/€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

Capital World Growth and Income Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $64,018,772)	$87,975,987
Affiliated issuers (cost: $421,718)	414,616	$88,390,603
Cash		8,747
Unrealized appreciation on open forward currency contracts		727
Receivables for:
Sales of investments	676,769
Sales of fund’s shares	72,765
Closed forward currency contracts	2,337
Dividends and interest	292,322
Other	8	1,044,201
		89,444,278
Liabilities:
Unrealized depreciation on open forward currency contracts		195
Payables for:
Purchases of investments	335,773
Repurchases of fund’s shares	79,890
Closed forward currency contracts	1,062
Investment advisory services	27,864
Services provided by related parties	46,253
Trustees’ deferred compensation	1,414
Non-U.S. taxes	11,475
Other	757	504,488
Net assets at May 31, 2014		$88,939,595

Net assets consist of:
Capital paid in on shares of beneficial interest		$69,498,297
Undistributed net investment income		1,121,022
Accumulated net realized loss		(5,620,252)
Net unrealized appreciation		23,940,528
Net assets at May 31, 2014		$88,939,595

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,872,752 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$57,842,337	1,216,317	$47.56
Class B	974,753	20,614	47.29
Class C	4,824,346	102,563	47.04
Class F-1	4,110,698	86,609	47.46
Class F-2	3,314,079	69,708	47.54
Class 529-A	3,081,994	64,994	47.42
Class 529-B	92,133	1,949	47.27
Class 529-C	758,298	16,070	47.19
Class 529-E	130,271	2,751	47.35
Class 529-F-1	110,008	2,318	47.47
Class R-1	313,384	6,652	47.11
Class R-2	1,288,063	27,401	47.01
Class R-3	2,678,873	56,682	47.26
Class R-4	2,405,250	50,688	47.45
Class R-5	1,522,255	31,993	47.58
Class R-6	5,492,853	115,443	47.58

See Notes to Financial Statements

12	Capital World Growth and Income Fund

Statement of operations	unaudited
for the six months ended May 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $92,490; also includes $4,314 from affiliates)	$1,907,668
Interest (net of non-U.S. taxes of $308)	33,716	$1,941,384
Fees and expenses*:
Investment advisory services	159,092
Distribution services	123,668
Transfer agent services	53,242
Administrative services	9,895
Reports to shareholders	2,169
Registration statement and prospectus	475
Trustees’ compensation	299
Auditing and legal	79
Custodian	3,318
Other	2,100	354,337
Net investment income		1,587,047

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	3,400,121
Forward currency contracts	3,921
Currency transactions	(1,870)	3,402,172
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $11,475)	1,188,117
Forward currency contracts	(9,306)
Currency translations	(545)	1,178,266
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		4,580,438
Net increase in net assets resulting from operations		$6,167,485

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital World Growth and Income Fund	13

Statements of changes in net assets
	(dollars in thousands)

	Six months ended May 31, 2014*	Year ended November 30, 2013
Operations:
Net investment income	$1,587,047	$1,517,206
Net realized gain on investments, forward currency contracts and currency transactions	3,402,172	5,614,182
Net unrealized appreciation on investments, forward currency contracts and currency translations	1,178,266	9,738,949
Net increase in net assets resulting from operations	6,167,485	16,870,337

Dividends paid to shareholders from net investment income	(761,661)	(1,894,727)

Net capital share transactions	(204,552)	(1,392,761)

Total increase in net assets	5,201,272	13,582,849

Net assets:
Beginning of period	83,738,323	70,155,474
End of period (including undistributed net investment income: $1,121,022 and $295,636, respectively)	$88,939,595	$83,738,323

* Unaudited.

See Notes to Financial Statements

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Growth and Income Fund	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	Capital World Growth and Income Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term

Capital World Growth and Income Fund	17

securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	Capital World Growth and Income Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$14,677,591	$—	$—	$14,677,591
Financials	13,009,653	—	—	13,009,653
Industrials	10,100,776	—	—	10,100,776
Consumer discretionary	9,203,828	—	—	9,203,828
Information technology	8,208,227	—	—	8,208,227
Consumer staples	6,385,382	—	—	6,385,382
Energy	5,439,234	—	—	5,439,234
Telecommunication services	4,745,889	—	—	4,745,889
Utilities	3,922,886	—	—	3,922,886
Materials	2,945,703	—	—	2,945,703
Miscellaneous	4,367,960	—	—	4,367,960
Preferred securities	—	3,352	—	3,352
Rights & warrants	1,020	—	—	1,020
Convertible securities	15,471	100,407	—	115,878
Bonds, notes & other debt instruments	—	829,938	—	829,938
Short-term securities	—	4,433,286	—	4,433,286
Total	$83,023,620	$5,366,983	$—	$88,390,603

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$727	$—	$727
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(195)	—	(195)
Total	$—	$532	$—	$532

*	Forward currency contracts are not included in the investment portfolio.

Capital World Growth and Income Fund	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

20	Capital World Growth and Income Fund

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of May 31, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$727	Unrealized depreciation on open forward currency contracts	$195
Forward currency	Receivables for closed forward currency contracts	2,337	Payables for closed forward currency contracts	1,062
		$3,064		$1,257
	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$3,921	Net unrealized depreciation on forward currency contracts	$(9,306)

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Capital World Growth and Income Fund	21

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$438,720
Capital loss carryforward expiring 2017*	(8,951,624)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

22	Capital World Growth and Income Fund

Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$24,765,092
Gross unrealized depreciation on investment securities	(1,011,392)
Net unrealized appreciation on investment securities	23,753,700
Cost of investment securities	64,636,903

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	May 31, 2014	November 30, 2013
Class A	$513,172	$1,274,323
Class B	6,069	23,731
Class C	25,798	82,518
Class F-1	37,638	90,167
Class F-2	27,700	59,671
Class 529-A	25,713	63,301
Class 529-B	477	1,877
Class 529-C	3,648	11,115
Class 529-E	950	2,471
Class 529-F-1	1,017	2,346
Class R-1	1,690	5,257
Class R-2	7,331	23,130
Class R-3	20,387	57,132
Class R-4	21,882	58,161
Class R-5	17,422	42,998
Class R-6	50,767	96,529
Total	$761,661	$1,894,727

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2014, the investment advisory services fee was $159,092,000, which was equivalent to an annualized rate of 0.375% of average daily net assets.

Capital World Growth and Income Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

24	Capital World Growth and Income Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period December 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended May 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$66,381	$37,558	$2,768	Not applicable
Class B	5,342	770	Not applicable	Not applicable
Class C	23,602	3,237	1,183	Not applicable
Class F-1	5,182	2,504	1,039	Not applicable
Class F-2	Not applicable	1,183	676	Not applicable
Class 529-A	3,209	1,544	730	$1,380
Class 529-B	478	59	24	46
Class 529-C	3,584	407	180	341
Class 529-E	308	40	31	58
Class 529-F-1	—	55	26	49
Class R-1	1,505	158	75	Not applicable
Class R-2	4,669	2,126	314	Not applicable
Class R-3	6,479	1,992	650	Not applicable
Class R-4	2,929	1,197	588	Not applicable
Class R-5	Not applicable	402	407	Not applicable
Class R-6	Not applicable	10	1,204	Not applicable
Total class-specific expenses	$123,668	$53,242	$9,895	$1,874

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $299,000 in the fund’s statement of operations includes $219,000 in current fees (either paid in cash or deferred) and a net increase of $80,000 in the value of the deferred amounts.

Capital World Growth and Income Fund	25

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended May 31, 2014

Class A	$2,070,657	45,676	$502,594	11,399	$(2,926,293)	(64,500)	$(353,042)	(7,425)
Class B	3,705	82	6,002	138	(293,150)	(6,494)	(283,443)	(6,274)
Class C	217,904	4,856	25,123	576	(533,896)	(11,907)	(290,869)	(6,475)
Class F-1	575,183	12,717	37,068	842	(745,186)	(16,114)	(132,935)	(2,555)
Class F-2	784,247	16,936	24,781	562	(211,523)	(4,677)	597,505	12,821
Class 529-A	159,952	3,544	25,708	585	(143,272)	(3,175)	42,388	954
Class 529-B	797	18	477	11	(20,218)	(449)	(18,944)	(420)
Class 529-C	42,190	938	3,647	83	(42,623)	(949)	3,214	72
Class 529-E	6,486	144	950	21	(6,681)	(149)	755	16
Class 529-F-1	9,751	216	1,016	23	(7,448)	(165)	3,319	74
Class R-1	16,020	356	1,684	39	(25,592)	(569)	(7,888)	(174)
Class R-2	111,785	2,492	7,322	168	(187,118)	(4,170)	(68,011)	(1,510)
Class R-3	266,713	5,911	20,360	465	(422,208)	(9,386)	(135,135)	(3,010)
Class R-4	210,664	4,654	21,872	497	(354,680)	(7,847)	(122,144)	(2,696)
Class R-5	196,278	4,333	17,406	395	(408,089)	(8,864)	(194,405)	(4,136)
Class R-6	923,387	20,285	48,425	1,098	(216,729)	(4,779)	755,083	16,604
Total net increase (decrease)	$5,595,719	123,158	$744,435	16,902	$(6,544,706)	(144,194)	$(204,552)	(4,134)

26	Capital World Growth and Income Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended November 30, 2013

Class A	$3,607,561	89,374	$1,246,185	31,546	$(6,323,389)	(157,734)	$(1,469,643)	(36,814)
Class B	13,182	319	23,434	600	(529,770)	(13,257)	(493,154)	(12,338)
Class C	343,943	8,582	80,216	2,057	(873,849)	(21,872)	(449,690)	(11,233)
Class F-1	835,729	20,643	88,796	2,250	(828,525)	(20,353)	96,000	2,540
Class F-2	688,961	16,836	52,747	1,334	(476,171)	(11,813)	265,537	6,357
Class 529-A	277,930	6,947	63,284	1,605	(289,080)	(7,230)	52,134	1,322
Class 529-B	1,641	41	1,877	48	(34,666)	(868)	(31,148)	(779)
Class 529-C	76,422	1,914	11,110	284	(85,963)	(2,157)	1,569	41
Class 529-E	12,630	315	2,471	63	(14,094)	(352)	1,007	26
Class 529-F-1	18,779	468	2,345	59	(16,628)	(414)	4,496	113
Class R-1	28,368	710	5,242	134	(63,044)	(1,599)	(29,434)	(755)
Class R-2	226,756	5,714	23,105	593	(358,963)	(9,033)	(109,102)	(2,726)
Class R-3	539,323	13,510	57,062	1,454	(767,051)	(19,197)	(170,666)	(4,233)
Class R-4	525,318	13,098	58,144	1,476	(805,854)	(20,055)	(222,392)	(5,481)
Class R-5	319,642	7,981	42,971	1,087	(424,288)	(10,498)	(61,675)	(1,430)
Class R-6	1,496,481	37,201	90,400	2,274	(363,481)	(9,124)	1,223,400	30,351
Total net increase (decrease)	$9,012,666	223,653	$1,849,389	46,864	$(12,254,816)	(305,556)	$(1,392,761)	(35,039)

*	Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,286,387,000 and $13,271,069,000, respectively, during the six months ended May 31, 2014.

Capital World Growth and Income Fund	27

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations
Class A:	Six months ended 5/31/2014[5,6]	$44.68	$.86	$2.44	$3.30
	Year ended 11/30/2013	36.75	.83	8.13	8.96
	Year ended 11/30/2012	32.57	.87	4.28	5.15
	Year ended 11/30/2011	33.75	.94	(1.22)	(.28)
	Year ended 11/30/2010	33.80	.86	(.03)	.83
	Year ended 11/30/2009	25.50	.78	8.52	9.30
Class B:	Six months ended 5/31/2014[5,6]	44.42	.67	2.44	3.11
	Year ended 11/30/2013	36.53	.53	8.08	8.61
	Year ended 11/30/2012	32.37	.60	4.26	4.86
	Year ended 11/30/2011	33.53	.67	(1.21)	(.54)
	Year ended 11/30/2010	33.58	.60	(.03)	.57
	Year ended 11/30/2009	25.34	.57	8.46	9.03
Class C:	Six months ended 5/31/2014[5,6]	44.19	.67	2.42	3.09
	Year ended 11/30/2013	36.36	.50	8.05	8.55
	Year ended 11/30/2012	32.23	.59	4.24	4.83
	Year ended 11/30/2011	33.40	.65	(1.21)	(.56)
	Year ended 11/30/2010	33.45	.59	(.02)	.57
	Year ended 11/30/2009	25.25	.56	8.43	8.99
Class F-1:	Six months ended 5/31/2014[5,6]	44.59	.85	2.43	3.28
	Year ended 11/30/2013	36.68	.82	8.11	8.93
	Year ended 11/30/2012	32.51	.87	4.28	5.15
	Year ended 11/30/2011	33.69	.93	(1.22)	(.29)
	Year ended 11/30/2010	33.74	.86	(.03)	.83
	Year ended 11/30/2009	25.46	.79	8.50	9.29
Class F-2:	Six months ended 5/31/2014[5,6]	44.67	.92	2.42	3.34
	Year ended 11/30/2013	36.74	.94	8.13	9.07
	Year ended 11/30/2012	32.56	.97	4.28	5.25
	Year ended 11/30/2011	33.75	1.02	(1.22)	(.20)
	Year ended 11/30/2010	33.79	.94	(.02)	.92
	Year ended 11/30/2009	25.51	.72	8.64	9.36

28	Capital World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.42)	$47.56	7.46%	$57,842	.78%[7]		.78%[7]		3.79%[7]
(1.03)	44.68	24.77	54,676	.80		.80		2.05
(.97)	36.75	16.14	46,323	.82		.82		2.52
(.90)	32.57	(.99)	45,595	.79		.79		2.67
(.88)	33.75	2.57	52,156	.79		.79		2.59
(1.00)	33.80	37.48	56,058	.83		.83		2.80
(.24)	47.29	7.05	975	1.53	[7]	1.53	[7]	2.96	[7]
(.72)	44.42	23.83	1,194	1.56		1.56		1.31
(.70)	36.53	15.27	1,433	1.57		1.57		1.76
(.62)	32.37	(1.74)	1,829	1.56		1.56		1.90
(.62)	33.53	1.80	2,459	1.56		1.56		1.82
(.79)	33.58	36.43	2,999	1.61		1.61		2.04
(.24)	47.04	7.04	4,825	1.57	[7]	1.57	[7]	2.98	[7]
(.72)	44.19	23.79	4,819	1.60		1.60		1.26
(.70)	36.36	15.19	4,373	1.61		1.61		1.73
(.61)	32.23	(1.77)	4,683	1.58		1.58		1.87
(.62)	33.40	1.78	5,775	1.59		1.59		1.80
(.79)	33.45	36.42	6,428	1.61		1.61		2.01
(.41)	47.46	7.44	4,111	.81	[7]	.81	[7]	3.78	[7]
(1.02)	44.59	24.75	3,976	.82		.82		2.03
(.98)	36.68	16.16	3,177	.80		.80		2.52
(.89)	32.51	(1.02)	3,299	.80		.80		2.66
(.88)	33.69	2.58	3,827	.80		.80		2.60
(1.01)	33.74	37.49	4,152	.82		.81		2.83
(.47)	47.54	7.57	3,314	.53	[7]	.53	[7]	4.09	[7]
(1.14)	44.67	25.13	2,541	.54		.54		2.31
(1.07)	36.74	16.43	1,857	.54		.54		2.80
(.99)	32.56	(.75)	1,401	.54		.54		2.91
(.96)	33.75	2.86	1,464	.54		.54		2.84
(1.08)	33.79	37.80	1,165	.58		.58		2.42

See page 33 for footnotes.

Capital World Growth and Income Fund	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations
Class 529-A:	Six months ended 5/31/2014[5,6]	$44.55	$.84	$2.43	$3.27
	Year ended 11/30/2013	36.65	.80	8.10	8.90
	Year ended 11/30/2012	32.49	.84	4.27	5.11
	Year ended 11/30/2011	33.67	.91	(1.21)	(.30)
	Year ended 11/30/2010	33.72	.84	(.02)	.82
	Year ended 11/30/2009	25.45	.77	8.49	9.26
Class 529-B:	Six months ended 5/31/2014[5,6]	44.40	.64	2.44	3.08
	Year ended 11/30/2013	36.52	.48	8.08	8.56
	Year ended 11/30/2012	32.36	.57	4.26	4.83
	Year ended 11/30/2011	33.53	.63	(1.21)	(.58)
	Year ended 11/30/2010	33.58	.57	(.02)	.55
	Year ended 11/30/2009	25.35	.54	8.46	9.00
Class 529-C:	Six months ended 5/31/2014[5,6]	44.33	.66	2.43	3.09
	Year ended 11/30/2013	36.48	.48	8.07	8.55
	Year ended 11/30/2012	32.34	.57	4.25	4.82
	Year ended 11/30/2011	33.51	.63	(1.20)	(.57)
	Year ended 11/30/2010	33.57	.58	(.03)	.55
	Year ended 11/30/2009	25.34	.54	8.47	9.01
Class 529-E:	Six months ended 5/31/2014[5,6]	44.48	.78	2.44	3.22
	Year ended 11/30/2013	36.59	.70	8.10	8.80
	Year ended 11/30/2012	32.44	.76	4.26	5.02
	Year ended 11/30/2011	33.61	.82	(1.21)	(.39)
	Year ended 11/30/2010	33.67	.74	(.03)	.71
	Year ended 11/30/2009	25.41	.68	8.49	9.17
Class 529-F-1:	Six months ended 5/31/2014[5,6]	44.60	.89	2.43	3.32
	Year ended 11/30/2013	36.68	.89	8.12	9.01
	Year ended 11/30/2012	32.51	.91	4.28	5.19
	Year ended 11/30/2011	33.70	.98	(1.21)	(.23)
	Year ended 11/30/2010	33.75	.91	(.02)	.89
	Year ended 11/30/2009	25.47	.82	8.50	9.32
Class R-1:	Six months ended 5/31/2014[5,6]	44.26	.68	2.42	3.10
	Year ended 11/30/2013	36.42	.52	8.06	8.58
	Year ended 11/30/2012	32.29	.61	4.24	4.85
	Year ended 11/30/2011	33.46	.66	(1.20)	(.54)
	Year ended 11/30/2010	33.52	.60	(.02)	.58
	Year ended 11/30/2009	25.31	.57	8.45	9.02

30	Capital World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.40)	$47.42	7.42%	$3,082	.86%[7]		.86%[7]		3.72%[7]
(1.00)	44.55	24.67	2,853	.88		.88		1.97
(.95)	36.65	16.04	2,299	.89		.89		2.45
(.88)	32.49	(1.06)	2,023	.85		.85		2.61
(.87)	33.67	2.54	1,972	.84		.84		2.54
(.99)	33.72	37.41	1,796	.87		.86		2.75
(.21)	47.27	6.99	92	1.65	[7]	1.65	[7]	2.85	[7]
(.68)	44.40	23.69	105	1.67		1.67		1.20
(.67)	36.52	15.11	115	1.69		1.69		1.65
(.59)	32.36	(1.84)	134	1.65		1.65		1.80
(.60)	33.53	1.72	167	1.65		1.65		1.74
(.77)	33.58	36.29	188	1.70		1.69		1.95
(.23)	47.19	7.01	758	1.64	[7]	1.64	[7]	2.93	[7]
(.70)	44.33	23.69	709	1.66		1.66		1.19
(.68)	36.48	15.14	582	1.68		1.68		1.66
(.60)	32.34	(1.84)	527	1.65		1.65		1.81
(.61)	33.51	1.71	526	1.64		1.64		1.75
(.78)	33.57	36.32	491	1.69		1.68		1.93
(.35)	47.35	7.30	130	1.10	[7]	1.10	[7]	3.47	[7]
(.91)	44.48	24.36	122	1.11		1.11		1.74
(.87)	36.59	15.78	99	1.13		1.13		2.20
(.78)	32.44	(1.31)	89	1.12		1.12		2.33
(.77)	33.61	2.21	87	1.13		1.13		2.25
(.91)	33.67	37.03	80	1.18		1.17		2.43
(.45)	47.47	7.52	110	.64	[7]	.64	[7]	3.94	[7]
(1.09)	44.60	24.98	100	.66		.66		2.19
(1.02)	36.68	16.27	78	.67		.67		2.65
(.96)	32.51	(.84)	66	.64		.64		2.81
(.94)	33.70	2.74	59	.63		.63		2.75
(1.04)	33.75	37.68	49	.68		.67		2.93
(.25)	47.11	7.05	314	1.54	[7]	1.54	[7]	3.02	[7]
(.74)	44.26	23.84	302	1.55		1.55		1.30
(.72)	36.42	15.27	276	1.56		1.56		1.79
(.63)	32.29	(1.75)	275	1.56		1.56		1.90
(.64)	33.46	1.80	269	1.56		1.56		1.84
(.81)	33.52	36.45	217	1.58		1.58		2.02

See page 33 for footnotes.

Capital World Growth and Income Fund	31

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:	Six months ended 5/31/2014[5,6]	$44.17	$.68	$2.42	$3.10
	Year ended 11/30/2013	36.35	.54	8.04	8.58
	Year ended 11/30/2012	32.22	.61	4.24	4.85
	Year ended 11/30/2011	33.39	.66	(1.20)	(.54)
	Year ended 11/30/2010	33.45	.59	(.03)	.56
	Year ended 11/30/2009	25.25	.55	8.43	8.98
Class R-3:	Six months ended 5/31/2014[5,6]	44.40	.78	2.43	3.21
	Year ended 11/30/2013	36.53	.71	8.08	8.79
	Year ended 11/30/2012	32.38	.77	4.25	5.02
	Year ended 11/30/2011	33.56	.82	(1.21)	(.39)
	Year ended 11/30/2010	33.61	.75	(.02)	.73
	Year ended 11/30/2009	25.37	.69	8.48	9.17
Class R-4:	Six months ended 5/31/2014[5,6]	44.58	.85	2.44	3.29
	Year ended 11/30/2013	36.67	.83	8.11	8.94
	Year ended 11/30/2012	32.50	.87	4.28	5.15
	Year ended 11/30/2011	33.68	.93	(1.22)	(.29)
	Year ended 11/30/2010	33.73	.85	(.02)	.83
	Year ended 11/30/2009	25.46	.78	8.50	9.28
Class R-5:	Six months ended 5/31/2014[5,6]	44.70	.92	2.44	3.36
	Year ended 11/30/2013	36.77	.96	8.12	9.08
	Year ended 11/30/2012	32.59	.98	4.28	5.26
	Year ended 11/30/2011	33.77	1.04	(1.22)	(.18)
	Year ended 11/30/2010	33.81	.95	(.02)	.93
	Year ended 11/30/2009	25.51	.88	8.51	9.39
Class R-6:	Six months ended 5/31/2014[5,6]	44.70	.94	2.43	3.37
	Year ended 11/30/2013	36.77	.97	8.13	9.10
	Year ended 11/30/2012	32.59	.99	4.29	5.28
	Year ended 11/30/2011	33.77	1.03	(1.19)	(.16)
	Year ended 11/30/2010	33.82	.98	(.04)	.94
	Period from 5/1/2009 to 11/30/2009[5,8]	26.05	.51	7.85	8.36

	Six months ended	Year ended November 30
	May 31, 2014[5,6]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	17%	24%	23%	27%	25%	44%

32	Capital World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.26)	$47.01	7.06%	$1,288	1.52%[7]		1.52%[7]		3.03%[7]
(.76)	44.17	23.88	1,277	1.51		1.51		1.35
(.72)	36.35	15.30	1,150	1.55		1.55		1.78
(.63)	32.22	(1.75)	1,124	1.56		1.56		1.90
(.62)	33.39	1.77	1,259	1.57		1.57		1.81
(.78)	33.45	36.34	1,270	1.66		1.66		1.95
(.35)	47.26	7.29	2,679	1.09	[7]	1.09	[7]	3.46	[7]
(.92)	44.40	24.41	2,651	1.09		1.09		1.76
(.87)	36.53	15.81	2,335	1.10		1.10		2.23
(.79)	32.38	(1.32)	2,159	1.10		1.10		2.36
(.78)	33.56	2.27	2,311	1.10		1.10		2.29
(.93)	33.61	37.07	2,208	1.13		1.13		2.47
(.42)	47.45	7.45	2,405	.79	[7]	.79	[7]	3.75	[7]
(1.03)	44.58	24.78	2,380	.80		.80		2.07
(.98)	36.67	16.13	2,159	.80		.80		2.53
(.89)	32.50	(.98)	1,972	.80		.80		2.66
(.88)	33.68	2.56	2,062	.81		.81		2.58
(1.01)	33.73	37.46	1,840	.83		.83		2.76
(.48)	47.58	7.61	1,522	.49	[7]	.49	[7]	4.06	[7]
(1.15)	44.70	25.15	1,615	.49		.49		2.37
(1.08)	36.77	16.49	1,381	.50		.50		2.84
(1.00)	32.59	(.71)	1,273	.50		.50		2.95
(.97)	33.77	2.89	1,371	.50		.50		2.85
(1.09)	33.81	37.89	1,598	.53		.53		3.18
(.49)	47.58	7.64	5,493	.44	[7]	.44	[7]	4.18	[7]
(1.17)	44.70	25.21	4,418	.45		.45		2.38
(1.10)	36.77	16.55	2,518	.45		.45		2.86
(1.02)	32.59	(.65)	1,731	.45		.45		2.97
(.99)	33.77	2.92	1,158	.46		.46		2.97
(.59)	33.82	32.50	517	.49	[7]	.49	[7]	2.84	[7]

[1]	Based on average shares outstanding.
[2]	For the period ended May 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.34 and .75 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

Capital World Growth and Income Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2013, through May 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Capital World Growth and Income Fund

	Beginning account value 12/1/2013	Ending account value 5/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,074.62	$4.03	.78%
Class A — assumed 5% return	1,000.00	1,021.04	3.93	.78
Class B — actual return	1,000.00	1,070.50	7.90	1.53
Class B — assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class C — actual return	1,000.00	1,070.44	8.10	1.57
Class C — assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class F-1 — actual return	1,000.00	1,074.40	4.19	.81
Class F-1 — assumed 5% return	1,000.00	1,020.89	4.08	.81
Class F-2 — actual return	1,000.00	1,075.74	2.74	.53
Class F-2 — assumed 5% return	1,000.00	1,022.29	2.67	.53
Class 529-A — actual return	1,000.00	1,074.16	4.45	.86
Class 529-A — assumed 5% return	1,000.00	1,020.64	4.33	.86
Class 529-B — actual return	1,000.00	1,069.91	8.51	1.65
Class 529-B — assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class 529-C — actual return	1,000.00	1,070.08	8.46	1.64
Class 529-C — assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class 529-E — actual return	1,000.00	1,073.00	5.69	1.10
Class 529-E — assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class 529-F-1 — actual return	1,000.00	1,075.24	3.31	.64
Class 529-F-1 — assumed 5% return	1,000.00	1,021.74	3.23	.64
Class R-1 — actual return	1,000.00	1,070.48	7.95	1.54
Class R-1 — assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2 — actual return	1,000.00	1,070.61	7.85	1.52
Class R-2 — assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class R-3 — actual return	1,000.00	1,072.94	5.63	1.09
Class R-3 — assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class R-4 — actual return	1,000.00	1,074.46	4.09	.79
Class R-4 — assumed 5% return	1,000.00	1,020.99	3.98	.79
Class R-5 — actual return	1,000.00	1,076.07	2.54	.49
Class R-5 — assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-6 — actual return	1,000.00	1,076.35	2.28	.44
Class R-6 — assumed 5% return	1,000.00	1,022.74	2.22	.44

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Growth and Income Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2014, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund Investment portfolio May 31, 2014 unaudited

Common stocks 93.33%
		Value
Health care 16.50%	Shares	(000)

Novartis AG	29,311,025	$ 2,628,337
Amgen Inc.	20,084,932	2,329,651
Gilead Sciences, Inc.[1]	22,733,525	1,846,190
Bayer AG	12,457,929	1,801,793
AbbVie Inc.	20,085,700	1,091,256
St. Jude Medical, Inc.	8,586,800	557,283
Teva Pharmaceutical Industries Ltd. (ADR)	10,457,486	527,999
Thermo Fisher Scientific Inc.	4,333,200	506,594
Alexion Pharmaceuticals, Inc.[1]	2,974,400	494,702
Roche Holding AG	1,507,000	443,433
UCB SA	3,815,500	304,160
Aetna Inc.	3,741,500	290,153
Stryker Corp.	3,430,000	289,801
UnitedHealth Group Inc.	3,519,800	280,282
Boston Scientific Corp.[1]	18,208,800	233,619
Grifols, SA, Class B, non-registered shares	4,048,090	167,752
Grifols, SA, Class B (ADR)	604,061	25,141
ResMed Inc.	2,860,000	143,172
Sonic Healthcare Ltd.	7,365,000	121,389
GlaxoSmithKline PLC	4,387,100	117,732
Zimmer Holdings, Inc.	1,044,000	108,941
Fisher & Paykel Healthcare Corp. Ltd.	23,339,600	91,167
Edwards Lifesciences Corp.[1]	1,030,000	83,636
Teleflex Inc.	649,000	69,209
Orion Oyj, Class B	2,171,162	68,426
Humana Inc.	448,122	55,773
		14,677,591
Financials 14.63%

Prudential PLC	42,379,500	984,211
HSBC Holdings PLC (Hong Kong)	49,862,976	525,774
HSBC Holdings PLC (United Kingdom)	30,718,231	323,974
UBS AG	41,262,786	828,481
Barclays PLC	182,887,500	757,193
Société Générale	12,791,989	736,992
AIA Group Ltd.	117,195,396	587,266
Link Real Estate Investment Trust	109,299,002	582,236
Aviva PLC	62,639,200	550,178
Siam Commercial Bank PCL	91,818,000	444,687
Credit Suisse Group AG	13,483,897	400,828
Industrial and Commercial Bank of China Ltd., Class H	511,627,535	332,596
BNP Paribas SA	4,233,764	296,469
Goldman Sachs Group, Inc.	1,850,126	295,669
China Construction Bank Corp., Class H	388,840,735	285,376
Mizuho Financial Group, Inc.	141,604,000	275,418
Common stocks
		Value
Financials (continued)	Shares	(000)

Deutsche Börse AG	3,464,600	$ 264,475
UniCredit SpA	27,111,723	236,342
Agricultural Bank of China, Class H	524,521,000	234,084
HDFC Bank Ltd.	15,511,652	208,104
American International Group, Inc.	3,819,800	206,537
BB&T Corp.	5,320,000	201,734
RSA Insurance Group PLC	24,550,508	197,446
Crown Castle International Corp.	2,270,000	174,177
Lloyds Banking Group PLC[1]	131,000,000	170,967
Sampo Oyj, Class A	3,329,974	167,862
Eurobank Ergasias SA1	290,445,482	162,328
Bank of China Ltd., Class H	325,662,000	154,998
CIT Group Inc.	3,405,000	151,454
JPMorgan Chase & Co.	2,700,000	150,039
Woori Finance Holdings Co., Ltd.[1]	12,625,316	148,504
Aberdeen Asset Management PLC	18,580,682	138,626
Sun Hung Kai Properties Ltd.	9,938,000	135,874
ING Groep NV, depository receipts[1]	9,625,000	134,811
Citigroup Inc.	2,750,000	130,818
Weyerhaeuser Co.[1]	3,859,686	121,271
Wharf (Holdings) Ltd.	16,967,000	120,146
Hang Seng Bank Ltd.	7,000,000	115,569
Willis Group Holdings PLC	2,730,000	114,496
Starwood Property Trust, Inc.	4,275,000	104,267
Progressive Corp.	3,875,000	96,991
HCP, Inc.	2,319,796	96,851
Public Storage	517,300	89,172
Samsung Card Co., Ltd.	2,349,900	86,492
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	5,820,800	77,999
Cheung Kong (Holdings) Ltd.	4,340,000	77,531
Svenska Handelsbanken AB, Class A	1,500,000	76,233
KASIKORNBANK PCL, nonvoting depository receipts	11,588,000	66,182
PNC Financial Services Group, Inc.	770,000	65,658
Ascendas Real Estate Investment Trust	31,991,000	62,742
Henderson Land Development Co. Ltd.	9,445,500	61,525
		13,009,653
Industrials 11.36%

ASSA ABLOY AB, Class B	16,312,507	823,669
VINCI SA	10,913,941	807,840
Lockheed Martin Corp.	3,988,400	652,702
Schneider Electric SA	6,086,719	573,164
General Dynamics Corp.	4,677,300	552,483
Ryanair Holdings PLC (ADR)[1]	8,500,000	483,310
Jardine Matheson Holdings Ltd.	7,409,600	455,690
PACCAR Inc	5,720,000	362,419
United Parcel Service, Inc., Class B	3,455,846	358,993
Nielsen NV	6,973,391	336,536
General Electric Co.	12,350,000	330,857
KONE Oyj, Class B	7,410,000	305,048
CSX Corp.	9,485,865	278,884
Emerson Electric Co.	3,960,000	264,251
ComfortDelGro Corp. Ltd.[2]	135,100,000	250,963
Singapore Technologies Engineering Ltd	76,260,000	235,292
Common stocks
		Value
Industrials (continued)	Shares	(000)

Union Pacific Corp.	1,064,700	$ 212,163
Bureau Veritas SA	7,033,476	212,080
Bunzl PLC	7,326,600	205,336
AB Volvo, Class B	13,899,080	202,089
Danaher Corp.	2,500,000	196,075
Waste Management, Inc.	4,200,000	187,656
Rexel SA1	7,523,427	179,780
Cummins Inc.	1,117,164	170,848
Babcock International Group PLC	8,284,153	168,574
Qantas Airways Ltd.[1,2]	125,158,600	163,653
Deutsche Post AG	4,325,000	160,420
easyJet PLC	5,274,810	135,277
United Continental Holdings, Inc.[1]	3,000,000	133,110
Kühne + Nagel International AG	720,000	98,171
BAE Systems PLC	13,675,000	96,983
Andritz AG	1,605,000	95,598
SGS SA	36,826	92,322
ITOCHU Corp.	7,535,000	89,043
Capita PLC	4,012,000	74,445
Norfolk Southern Corp.	712,000	71,734
Siemens AG	356,000	47,296
United Technologies Corp.	300,000	34,866
Contax Participações SA, units	152,400	1,156
		10,100,776
Consumer discretionary 10.35%

DIRECTV[1]	9,872,686	813,904
Amazon.com, Inc.[1]	2,538,400	793,377
Kingfisher PLC	84,568,999	555,678
Volkswagen AG, nonvoting preferred	2,051,602	545,345
Home Depot, Inc.	6,627,800	531,748
General Motors Co.	14,652,347	506,678
Comcast Corp., Class A	8,272,900	431,845
ProSiebenSat.1 Media AG	8,694,000	395,653
Renault SA	3,429,223	322,824
Netflix, Inc.[1]	765,742	319,950
Whitbread PLC	4,370,892	306,687
Intercontinental Hotels Group PLC	7,409,560	292,489
H & M Hennes & Mauritz AB, Class B	6,714,300	283,742
YUM! Brands, Inc.	3,520,000	272,131
SJM Holdings Ltd.	91,615,000	262,924
Nissan Motor Co., Ltd.	28,423,000	256,589
Galaxy Entertainment Group Ltd.	26,272,000	209,927
Twenty-First Century Fox, Inc., Class A	5,689,758	201,474
Daily Mail and General Trust PLC, Class A, nonvoting	13,740,000	200,485
Kering SA	789,598	174,475
NIKE, Inc., Class B	2,000,000	153,820
adidas AG	1,286,500	138,086
Johnson Controls, Inc.	2,772,325	134,070
Sands China Ltd.	17,423,100	126,972
Ford Motor Co.	7,700,000	126,588
Wynn Resorts, Ltd.	517,800	111,311
Daimler AG	1,089,000	103,468
Melco Crown Entertainment Ltd. (ADR)	2,825,584	97,398
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

William Hill PLC	15,971,511	$ 95,199
RTL Group SA, non-registered shares	770,000	89,743
MGM China Holdings Ltd.	24,670,000	85,914
Wynn Macau, Ltd.	14,418,000	59,975
Nordstrom, Inc.	845,210	57,525
Darden Restaurants, Inc.	741,400	37,159
Ladbrokes PLC	12,101,600	30,954
Stella International Holdings Ltd.	10,024,500	26,571
Darty PLC	16,230,500	23,465
Dixons Retail PLC[1]	23,103,600	18,782
WPP PLC	412,700	8,903
		9,203,828
Information technology 9.23%

Google Inc., Class A1	1,037,629	593,161
Google Inc., Class C1	1,037,629	582,089
Samsung Electronics Co. Ltd.	812,850	1,149,718
Oracle Corp.	20,422,000	858,132
Texas Instruments Inc.	16,070,000	754,969
Motorola Solutions, Inc.	7,780,062	524,532
Apple Inc.	733,413	464,250
Delta Electronics, Inc.	59,003,873	383,711
Accenture PLC, Class A	4,125,000	335,981
Automatic Data Processing, Inc.	3,305,000	263,342
Baidu, Inc., Class A (ADR)[1]	1,352,800	224,565
AAC Technologies Holdings Inc.	37,127,000	219,086
Maxim Integrated Products, Inc.	5,723,000	196,013
Murata Manufacturing Co., Ltd.	2,174,000	184,149
Western Union Co.	11,294,000	182,624
Hewlett-Packard Co.	5,175,000	173,362
Microsoft Corp.	4,050,000	165,807
Analog Devices, Inc.	2,970,186	155,578
Quanta Computer Inc.	50,388,595	135,611
Nintendo Co., Ltd.	1,172,400	135,551
Yahoo! Inc.[1]	3,423,798	118,635
Avago Technologies Ltd.	1,596,000	112,789
Siliconware Precision Industries Co., Ltd.	66,700,000	106,772
SAP AG	1,336,000	102,277
HOYA Corp.	2,763,000	85,523
		8,208,227
Consumer staples 7.18%

Altria Group, Inc.	41,743,300	1,734,852
Philip Morris International Inc.	16,440,200	1,455,615
Nestlé SA	8,454,443	663,232
Pernod Ricard SA	2,618,733	321,097
Coca-Cola Co.	4,958,800	202,865
SABMiller PLC	3,580,000	198,686
Tingyi (Cayman Islands) Holding Corp.	62,940,000	179,412
Imperial Tobacco Group PLC	3,840,354	173,289
Associated British Foods PLC	3,307,511	167,319
Japan Tobacco Inc.	4,590,000	155,285
Lorillard, Inc.	2,460,000	152,938
British American Tobacco PLC	2,392,000	144,361
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Thai Beverage PCL	274,204,000	$ 137,725
Mondelez International, Inc.	3,000,000	112,860
Anheuser-Busch InBev NV	924,622	101,475
Diageo PLC	3,100,000	99,716
Danone SA	1,248,646	92,985
ConAgra Foods, Inc.	2,700,000	87,210
Mead Johnson Nutrition Co.	770,000	68,892
Charoen Pokphand Foods PCL	63,720,500	53,861
Kraft Foods Group, Inc.	787,166	46,805
Treasury Wine Estates Ltd.	7,212,137	34,902
		6,385,382
Energy 6.11%

BP PLC	193,063,649	1,627,775
Royal Dutch Shell PLC, Class A	10,010,000	393,462
Royal Dutch Shell PLC, Class B	9,203,685	375,653
Royal Dutch Shell PLC, Class A (ADR)	897,500	70,543
Royal Dutch Shell PLC, Class A (EUR denominated)	1,686,000	66,294
Royal Dutch Shell PLC, Class B (ADR)	344,800	28,218
Eni SpA	22,965,300	585,093
Eni SpA (ADR)	253,148	12,867
Exxon Mobil Corp.	4,523,627	454,760
BG Group PLC	20,070,000	410,761
EOG Resources, Inc.	2,786,000	294,759
Schlumberger Ltd.	2,200,000	228,888
Devon Energy Corp.	2,800,000	206,920
Pacific Rubiales Energy Corp.	7,156,000	139,847
Kinder Morgan, Inc.	4,000,000	133,560
ConocoPhillips	1,650,000	131,901
Husky Energy Inc.	3,456,000	116,560
CNOOC Ltd.	40,776,900	69,952
OJSC Gazprom (ADR)[1]	6,870,000	55,997
Apache Corp.	380,000	35,424
		5,439,234
Telecommunication services 5.34%

Verizon Communications Inc.	29,517,339	1,474,686
SoftBank Corp.	8,127,700	586,424
TeliaSonera AB	74,332,564	550,608
CenturyLink, Inc.	13,456,000	506,888
Advanced Info Service PCL	45,026,700	314,076
OJSC Mobile TeleSystems (ADR)	15,734,680	290,934
Singapore Telecommunications Ltd.	89,868,810	279,429
MTN Group Ltd.	13,182,000	277,825
Vodafone Group PLC	46,659,273	163,851
Türk Telekomünikasyon AS, Class D	39,150,000	113,302
Intouch Holdings PCL	24,874,700	56,258
Intouch Holdings PCL, nonvoting depository receipts	13,830,000	31,279
OJSC MegaFon (GDR)[1,3]	1,840,000	55,255
Total Access Communication PCL	12,331,500	45,074
		4,745,889
Common stocks
		Value
Utilities 4.41%	Shares	(000)

National Grid PLC	70,136,919	$ 1,046,315
Fortum Oyj	32,911,777	802,611
Exelon Corp.	11,743,700	432,521
PT Perusahaan Gas Negara (Persero) Tbk	835,780,000	388,360
Dominion Resources, Inc.	4,456,422	307,315
NextEra Energy, Inc.	2,181,952	212,435
SSE PLC	7,643,164	199,347
EDP — Energias de Portugal, SA	35,880,566	169,720
Power Grid Corp. of India Ltd.	64,038,000	132,216
GDF SUEZ	3,372,030	94,161
PG&E Corp.	1,835,000	84,171
Power Assets Holdings Ltd.	6,169,500	53,714
		3,922,886
Materials 3.31%

BASF SE	4,610,000	530,820
Praxair, Inc.	2,653,120	350,848
Akzo Nobel NV	4,238,000	317,621
Amcor Ltd.	30,684,007	302,980
ArcelorMittal	19,044,654	290,760
Rio Tinto PLC	5,402,300	276,821
Syngenta AG	613,000	235,822
Linde AG	959,000	200,338
Sherwin-Williams Co.	660,000	135,043
Dow Chemical Co.	2,250,000	117,270
Celanese Corp., Series A	1,320,000	82,764
Koninklijke DSM NV	1,054,000	76,005
Boral Ltd.	5,800,660	28,611
		2,945,703
Miscellaneous 4.91%

Other common stocks in initial period of acquisition		4,367,960
Total common stocks (cost: $59,193,383,000)		83,007,129
Preferred securities 0.00%

Financials 0.00%

Citigroup Inc. 7.875% preferred	122,000	3,352
Total preferred securities (cost: $3,050,000)		3,352
Rights & warrants 0.00%

Miscellaneous 0.00%

Other rights & warrants in initial period of acquisition		1,020
Total rights & warrants (cost: $0)		1,020
Convertible securities 0.13%
	Shares or
Financials 0.06%	principal amount

Bank of Ireland 10.00% convertible notes 2016	€23,175,000	35,202
Bank of America Corp., Series L, 7.25% convertible preferred	13,000	15,471
		50,673
Convertible securities
	Shares or	Value
Telecommunication services 0.05%	principal amount	(000)

Clearwire Corp. 8.25% convertible notes 2040[3]	$38,630,000	$ 44,956
Industrials 0.02%

United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	20,249
Total convertible securities (cost: $90,281,000)		115,878
Bonds, notes & other debt instruments 0.93%
Corporate bonds & notes 0.64%	Principal amount
Financials 0.27%	(000)

HBOS PLC 6.75% 2018[3]	$36,490	42,175
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[3,4]	30,300	33,254
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[3,4]	60,000	61,420
Bank of Ireland 10.24% (undated)	€24,030	35,964
Simon Property Group, LP 5.25% 2016	$3,540	3,886
Simon Property Group, LP 6.10% 2016	860	937
Simon Property Group, LP 5.875% 2017	165	185
Simon Property Group, LP 6.125% 2018	890	1,041
Simon Property Group, LP 10.35% 2019	5,170	7,050
AXA SA 8.60% 2030	8,000	10,743
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[4]	£4,520	10,398
Developers Diversified Realty Corp. 7.875% 2020	$ 8,075	10,293
Standard Chartered Bank 6.40% 2017[3]	8,451	9,586
Discover Financial Services 10.25% 2019	4,334	5,530
ERP Operating LP 5.125% 2016	2,886	3,113
ERP Operating LP 5.75% 2017	2,055	2,329
		237,904
Telecommunication services 0.19%

Sprint Nextel Corp. 9.125% 2017	27,750	32,953
Sprint Nextel Corp. 11.50% 2021	33,950	46,342
MTS International Funding Ltd. 8.625% 2020	29,630	35,141
MTS International Funding Ltd. 8.625% 2020[3]	6,190	7,341
Numerical Group SA, First Lien, 6.00% 2022[3]	21,500	22,333
Numerical Group SA, First Lien, 6.25% 2024[3]	8,000	8,380
América Móvil, SAB de CV 6.45% 2022	MXN63,350	4,867
América Móvil, SAB de CV 8.46% 2036	55,000	4,173
Altice Finco SA, First Lien, 7.75% 2022[3]	$ 6,750	7,113
		168,643
Materials 0.11%

ArcelorMittal 4.25% 2015[4]	16,500	16,995
ArcelorMittal 4.25% 2015[4]	8,200	8,364
ArcelorMittal 10.35% 2019[4]	20,000	25,450
ArcelorMittal 6.75% 2022[4]	24,365	27,411
CRH America, Inc. 6.00% 2016	1,260	1,402
CRH America, Inc. 8.125% 2018	15,540	19,160
		98,782
Energy 0.05%

Gazprom OJSC 8.146% 2018	4,415	5,121
Gazprom OJSC, Series 9, 6.51% 2022	30,710	33,066
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,240
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Gazprom OJSC 7.288% 2037	$ 2,740	$ 3,014
BP Capital Markets PLC 3.875% 2015	7,320	7,522
		49,963
Consumer discretionary 0.02%

Marks and Spencer Group PLC 6.25% 2017[3]	100	112
Marks and Spencer Group PLC 7.125% 2037[3]	15,550	17,870
		17,982
Total corporate bonds & notes		573,274
Bonds & notes of governments & government agencies outside the U.S. 0.15%

Indonesia (Republic of) 9.00% 2018	IDR 59,259,000	5,319
Indonesia (Republic of) 7.875% 2019	491,119,000	42,550
Indonesia (Republic of) 11.50% 2019	118,706,000	11,807
Indonesia (Republic of), Series 31, 11.00% 2020	84,791,000	8,425
Brazil (Federal Republic of) 10.00% 2019	BRL156,000	65,668
		133,769
U.S. Treasury bonds & notes 0.14%

U.S. Treasury 0.25% 2015	$ 67,700	67,795
U.S. Treasury 0.375% 2016[5]	55,000	55,100
		122,895
Total bonds, notes & other debt instruments (cost: $720,852,000)		829,938

Short-term securities 4.99%

Fannie Mae 0.055%–0.15% due 7/2–10/27/2014	935,103	934,998
Freddie Mac 0.05%–0.15% due 6/2/2014–1/16/2015	879,800	879,615
Federal Home Loan Bank 0.045%–0.18% due 6/4/2014–1/30/2015	864,734	864,607
Sumitomo Mitsui Banking Corp. 0.15%–0.17% due 6/18–7/7/2014[3]	174,600	174,577
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.17% due 7/18/2014	80,000	79,979
Gotham Funding Corp. 0.17% due 8/4/2014[3]	50,000	49,983
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/14/2014[3]	43,700	43,691
Bank of Nova Scotia 0.155%–0.19% due 6/19–8/14/2014	168,300	168,268
Mizuho Funding LLC 0.15%–0.225% due 6/27–7/25/2014[3]	150,700	150,664
Svenska Handelsbanken Inc. 0.17%–0.175% due 7/30–8/26/2014[3]	150,000	149,953
Nordea Bank AB 0.165%–0.185% due 6/16–9/16/2014[3]	125,900	125,860
Australia & New Zealand Banking Group, Ltd. 0.16%–0.165% due 9/15–9/16/2014[3]	90,030	89,976
ANZ National (International) Ltd. 0.17% due 9/29/2014[3]	25,000	24,984
General Electric Capital Corp. 0.15%–0.21% due 6/12/2014–1/13/2015	100,000	99,942
General Electric Co. 0.06% due 6/2/2014	600	600
Federal Farm Credit Banks 0.13% due 9/8–10/14/2014	96,000	95,983
Toronto-Dominion Holdings USA Inc. 0.11%–0.16% due 6/9–6/20/2014[3]	79,100	79,097
BNP Paribas Finance Inc. 0.16% due 7/16–7/22/2014	77,800	77,782
Kells Funding, LLC 0.20%–0.23% due 8/18–10/3/2014[3]	75,000	74,959
Old Line Funding, LLC 0.17% due 6/11/2014[3]	65,097	65,096
Nestlé Finance International Ltd. 0.11% due 6/17/2014	50,000	49,998
GlaxoSmithKline Finance PLC 0.10% due 6/2/2014[3]	30,000	30,000
American Honda Finance Corp. 0.11% due 7/22/2014	30,000	29,995
Private Export Funding Corp. 0.24% due 6/23/2014[3]	29,000	28,998
	Principal amount	Value
Short-term securities	(000)	(000)

Province of Ontario 0.10% due 7/9/2014	$25,300	$ 25,297
Electricité de France 0.14% due 8/25/2014[3]	25,000	24,987
Commonwealth Bank of Australia 0.14% due 8/7/2014[3]	13,400	13,397
Total short-term securities (cost: $4,432,924,000)		4,433,286
Total investment securities (cost: $64,440,490,000)		88,390,603
Other assets less liabilities		548,992
Net assets		$88,939,595

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,436,017,000, which represented 1.61% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $588,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

EUR/€ = Euros

£ = British pounds

IDR = Indonesian rupiah

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-033-0714O-S42163

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 31, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2014